Employment and Compensation Arrangements	12 Months Ended
Dec. 31, 2019
Employment and Compensation Arrangements
Employment and Compensation Arrangements

Note 17: Employment and Compensation Arrangements

Employee Incentive Plans

Prior to the 2019 Transaction, the Company operated under its 2016 Equity Incentive Plan, which provided for certain employees of the Company to be eligible to participate in equity ownership in the Company. On May 8, 2019, in anticipation of the 2019 Transaction, the Board adopted the 2019 Incentive Award Plan, which was an amendment, restatement and continuation of the 2016 Equity Incentive Plan. Upon closing of the 2019 Transaction, awards under the 2016 Equity Incentive Plan were converted using the exchange ratio established during the 2019 Transaction and assumed into the 2019 Incentive Award Plan (See Note 4 – “Business Combinations”).  The 2019 Incentive Award Plan permits the granting of awards in the form of incentive stock options, non-qualified stock options, share appreciation rights, restricted shares, restricted share units and other stock-based or cash based awards. Equity awards may be issued in the form of restricted shares or restricted share units with dividend rights or dividend equivalent rights subject to vesting terms and conditions specified in individual award agreements.  The Company’s Management Incentive Plan provides for employees of the Company to be eligible to purchase shares of the Company. See Note 16 – “Shareholders’ Equity” for additional information.

A maximum aggregate amount of 60,000,000 ordinary shares are reserved for issuance under the 2019 Incentive Award Plan. Equity awards under the 2019 Incentive Award Plan may be issued in the form of options to purchase shares of the Company which are exercisable upon the occurrence of conditions specified within individual award agreements. As of December 31, 2019 and 2018, 37,302,599 and 35,475,302, respectively, awards have not been granted.

Total share-based compensation expense included in the Consolidated Statements of Operations amounted to $51,383,  $13,715, and $17,663 for the years ended December 31, 2019, 2018, and 2017, respectively.  The total associated tax benefits recognized amounted to $751,  $2,740, and $3,192 for the years ended December 31, 2019, 2018, and 2017, respectively.

The Company’s Management Incentive Plan provides for certain employees of the Company to be eligible to purchase shares of the Company. See Note 16 – “Shareholders’ Equity” for additional information. Along with each subscription, employees may receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting.

As of December 31, 2019 and 2018, there was $6,873 and $19,637, respectively, of total unrecognized compensation cost, related to outstanding stock options, which is expected to be recognized through 2024 with a remaining weighted-average service period of 2.6 years.

Stock Options

The Company’s stock option activity is summarized below:

	Number	Weighted	Weighted Average	Aggregate
	of	Average Exercise	Remaining	Intrinsic
	Options	Price per Share	Contractual Life	Value
Outstanding as of December 31, 2018	185,601	$1,587.00	8.5	$13,293
2019 Transaction Related Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,348	17.55	7.7	5,431
Expired	(463,919)	11.47	—	—
Forfeited	(2,840,539)	12.97	—	—
Modified	(244,829)	13.36
Exercised	(2,416,534)	6.63	—	—
Outstanding as of December 31, 2019	20,880,225	$12.18	7.3	$105,119
Vested and exercisable at December 31, 2019	16,110,638	$11.12	7.0	$94,181

As noted above, options issued and outstanding under the 2016 Equity Incentive Plan prior to the 2019 Transaction were converted to options under the 2019 Incentive Award Plan through the Exchange Ratio established in the 2019 Transaction (See Note 4 – “Business Combinations”). The 24,339,097 of options modified in the above table represent this share conversion.  The Company did not recognize any additional expense for the modification of shares related to the 2019 Transaction. The terms to certain stock option awards were amended, and the Company recognized $11,640 of Share-based compensation expense related to the incremental increase in fair value of the amended awards in the year ending December 31, 2019.

The aggregate intrinsic value in the table above represents the difference between the Company’s most recent valuation and the exercise price of each in-the-money option on the last day of the period presented. As of December 31, 2019, 2,416,534 stock options were exercised. No stock options were exercised in the years ended December 31, 2018. The total intrinsic value of stock options exercised during the year ended December 31, 2019 was approximately $25,123.

The Company accounts for awards issued under the 2019 Incentive Award Plan as additional contributions to equity.  Share-based compensation includes expense associated with stock option grants which is estimated based on the grant date fair value of the award issued.  Share-based compensation expense related to stock options is recognized over the vesting period of the award which is generally five years, on a graded-scale basis. The weighted-average fair value of options granted per share was $2.94 and $1.87 as of December 31, 2019 and 2018, respectively.

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Prior to becoming a public company, the fair value of the Company’s ordinary shares were determined utilizing an external third-party pricing specialist.

The contractual term of the option ranges from the one year to 10 years. Expected volatility is the average volatility over the expected terms of comparable public entities from the same industry. The risk-free interest rate is based on a treasury rate with a remaining term similar to the contractual term of the option. The Company is recently formed and at this time does not expect to distribute any dividends. The Company recognizes forfeitures as they occur.

The assumptions used to value the Company’s options granted during the period presented and their expected lives were as follows:

	December 31,
	2019	2018	2017
Weighted-average expected dividend yield	—%	—%	—%
Expected volatility	19.52 - 20.26%	21.00 - 23.05%	24.84%-27.90%
Weighted-average expected volatility	19.87%	21.86%	27.50%
Weighted-average risk-free interest rate	2.43%	3.02%	2.53%
Expected life (in years)	7.3	8.5	9.0

Restricted Stock Units (“RSUs”)

RSUs typically vest from one to three years and are generally subject to either cliff vesting or graded vesting. RSUs do not have nonforfeitable rights to dividends or dividend equivalents. The fair value of RSUs is typically based on the fair value of our common shares on the date of grant. We amortize the value of these awards to expense over the vesting period on a graded-scale basis. The Company recognizes forfeitures as they occur.

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding as of December 31, 2018	—	$—
Granted	327,398	16.66
Vested	(34,216)	15.90
Outstanding as of December 31, 2019	293,182	$16.75

The total fair value of RSUs that vested during the year ended December 31, 2019 was $544.

2019 Transaction Related Awards

The Sponsor Agreement provided that certain ordinary shares of Clarivate available for distribution to persons designated in the Sponsor Agreement in connection with the 2019 Transaction, and certain Clarivate warrants available for distribution to such persons, in each case, were subject to certain time and performance-based vesting provisions described below. In addition, the sponsor agreement provided that the merger shares were granted and are issuable to persons designated by Messrs. Stead and Klein, including themselves, in accordance with the terms in the sponsor agreement. See Note 16 – “Shareholders’ Equity” for details on the respective awards.

The vesting conditions added to certain ordinary shares include the following:

5,309,713 ordinary shares of Clarivate held by persons designated in the Sponsor Agreement, will vest in three equal annual installments on the first, second and third anniversaries of the closing of the 2019 Transaction, respectively, and are not contingent on continuing or future service of the respective holders to the Company.

2,654,856 ordinary shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $15.25 on or before the date that is 42 months after the closing of the 2019 Transaction; provided that none of such Clarivate ordinary shares will vest prior to the first anniversary of the closing of the 2019 Transaction, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the 2019 Transaction, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the 2019 Transaction. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

2,654,856 ordinary shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the 2019 Transaction; provided that none of such Clarivate ordinary shares will vest prior to the first anniversary of the closing of the 2019 Transaction, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the 2019 Transaction, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the 2019 Transaction. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

The vesting conditions added to certain warrants include the following:

17,265,826 of certain warrants held by persons designated in the Sponsor Agreement, will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the 2019 Transaction; provided that none of such Clarivate warrants will vest prior to the first anniversary of the closing of the 2019 Transaction, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the 2019 Transaction, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the 2019 Transaction. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

In considering the terms of the transaction related awards, the Company notes that the time based vesting restrictions were not conditioned on any continuing or future service of the holders to the Company, and reflect “lock-up” periods of the issuable shares. Further, the above mentioned performance-based restrictions were considered market conditions pursuant to ASC 718, and are contemplated in the value of the awards.  As such vesting restrictions were contemplated in conjunction with the granting of the merger shares (See Note 16 – “Shareholders’ Equity”), the Company considered such terms of the total basket of transaction awards in determination of the fair value of the awards.  As no continued or future service was required by the holders of such awards, the Company recognized compensation expense in the second quarter based on the fair value of such awards upon closing of the 2019 Transaction. The Company recognized $25,013 expense, net in Share-based compensation expense as of the date of the 2019 Transaction in accordance with the issuance of the merger shares offset by the addition of vesting terms to certain ordinary shares and warrants, as described above. The expense included the increases in value of  $48,102 for the granting of merger shares, the increase in value of $1,193 for ordinary shares with only time vesting conditions, and the increase in value of shares purchased by the Founders immediately prior to the transaction of $4,411, all offset by the reduction in value of $9,396 for ordinary shares with performance vesting condition of $15.25, the reduction in value of $13,101 for ordinary shares with performance vesting condition of $17.50 and the reduction in value of $6,297 related to warrants. Pursuant to the Sponsor Agreement, certain founders of  Churchill Capital Corp purchased an aggregate of 1,500,000 shares of Class B common stock of Churchill immediately prior to the closing of the 2019 Transaction for an aggregate purchase price of  $15,000.

We used a third-party specialist to fair value the awards at the 2019 Transaction close date of May 13, 2019 using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, 2.20%; expected volatility of the Company’s and the peer group’s stock prices, 20.00%; and dividend yield, 0.00%. A discount for lack or marketability (“DLOM”) was applied to shares that are subject to remaining post vesting lock up restrictions. The DLOM was between 3% - 7% dependent on the length of the post vesting restriction period.

On August 14, 2019, Clarivate (on its behalf and on behalf of its subsidiaries) agreed to waive the performance and time vesting conditions, described above, subject to the consummation of the secondary offering. These shares and warrants nevertheless remain subject to a lock-up for a period ranging from two to three years following the closing of the Mergers. We used a third-party specialist to fair value the awards at the modification date using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, 1.42%; expected volatility of the Company’s and the peer group’s stock prices, 20.00%; and dividend yield, 0.00%. A discount for lack or marketability (“DLOM”) was applied to shares that are subject to remaining post vesting lock up restrictions. The DLOM was between 3% -  7% dependent on the length of the post vesting restriction period. Waiving the performance and time vesting conditions resulted in an immaterial impact to the Consolidated Statements of Operations.

In accordance with the terms of the sponsor agreement and in connection with our merger with Churchill in 2019, the merger shares are issued to persons designated by Messrs. Stead and Klein, and such designated merger shares will be issued on or prior to December 31, 2020. The Company has evaluated and recorded additional stock compensation expense as required upon the assignment of merger shares as applicable.